MCB-Q1

Quarterly Report
July 31, 2025
MFS®  Core Bond Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Asset-Backed & Securitized – 17.8%
Affirm, Inc., 5.08%, 4/15/2030 (n)	$82,217	$82,259
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	10,989	11,006
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	92,469	91,957
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	85,855	85,756
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	51,718	51,282
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.056% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	199,902
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.092% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	158,000	158,067
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	49,502	49,865
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.918% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	200,159
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,340
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.506% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	99,468
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	81,013	82,490
BX Trust, 2025, “A”, FLR, 5.73% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)(w)	100,000	100,000
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	37,558	37,754
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	86,746	86,165
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	151,595
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	26,518	26,699
Dryden Senior Loan Fund CLO Ltd., 2019-68A, “BRR”, FLR, 5.868% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,097
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	250,000	250,125
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “AR2”, FLR, 5.567% (SOFR - 3mo. + 1.25%), 10/15/2037 (n)	250,000	250,180
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.962% (SOFR - 1mo. + 1.662%), 9/18/2042 (n)	91,000	91,171
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	100,571
Empire District Bondco LLC, 4.943%, 1/01/2033	35,323	35,501
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	15,760	15,801
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	50,000	50,042
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	2,189	2,190
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.48% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	100,000	99,772
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	100,000	100,131
KREF 2018-FT1 Ltd., “A”, FLR, 5.528% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	97,605	97,066
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	6,712	6,715
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.456% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,752
MF1 2021-FL7 Ltd., “AS”, FLR, 5.914% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	249,619
MF1 2022-FL10 Ltd., “AS”, FLR, 7.538% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	249,987
MF1 2022-FL8 Ltd., “B”, FLR, 6.301% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	99,608
MF1 2024-FL15 LLC, “AS”, FLR, 6.39% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,063
MF1 2024-FL16 LLC, “A”, FLR, 5.891% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	155,274
MF1 2025-FL19 LLC, “A”, FLR, 5.838% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	100,000	100,562
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	73,690
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.01% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,093
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	75,675	76,071
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	84,164	83,747
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	47,639	47,865
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.957% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,197
PFP III 2024-11 Ltd., “11A”, FLR, 6.168% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	119,119	119,391
PFP III Ltd., 2025-12, “AS”, FLR, 6.092% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	115,500	115,267
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	146,586	145,930
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	75,270	75,275
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	2,964	2,965
Shackleton 2019-14A CLO Ltd., “CRR”, FLR, 6.225% (SOFR - 3mo. + 1.9%), 7/20/2034 (n)	250,000	250,033
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	65,863	65,919
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.168% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	150,047
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	87,187	86,995
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	30,089	30,195
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	169,038
		$5,772,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$168,647
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$55,581
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$209,867
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	92,408
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,743
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,680
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	170,191
		$526,889
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$100,481
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$78,870
Equinix, Inc., 2.5%, 5/15/2031	69,000	61,185
Fiserv, Inc., 2.65%, 6/01/2030	88,000	80,233
Global Payments, Inc., 1.2%, 3/01/2026	87,000	85,247
Global Payments, Inc., 2.9%, 11/15/2031	77,000	67,599
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,273
		$446,407
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$71,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	83,101
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	66,858
		$221,292
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,927
Roper Technologies, Inc., 2%, 6/30/2030	89,000	78,855
		$100,782
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$60,660
Consumer Services – 0.4%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$139,059
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$128,910
Electronics – 0.2%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$60,894
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$209,855
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$146,025
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	78,589
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	76,048
		$300,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$151,227
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	154,294
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	185,134
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	81,388
		$572,043
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$64,588
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	62,024
Marriott International, Inc., 4.625%, 6/15/2030	108,000	107,837
		$234,449
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$77,066
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	43,591
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	144,261
		$264,918
Insurance - Health – 0.4%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$39,295
UnitedHealth Group, Inc., 5%, 4/15/2034	78,000	77,400
		$116,695
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$61,169
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	79,794
Brown & Brown, Inc., 5.55%, 6/23/2035	19,000	19,207
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	86,909
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)	72,000	72,590
		$319,669
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$202,607
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	77,906
		$280,513
Major Banks – 7.3%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$266,152
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	152,850
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	145,561
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,086
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	158,890
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	85,609
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,791
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	66,704
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	61,994
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	77,951
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	114,773
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	200,000	206,587
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	127,102
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	89,393
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	113,489
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	152,521
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	173,250
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	148,300
		$2,372,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$75,600
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	183,468
CVS Health Corp., 5.3%, 6/01/2033	85,000	85,456
		$344,524
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$207,721
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	78,283
		$286,004
Midstream – 1.7%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$148,871
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	165,829
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	74,630
Targa Resources Corp., 6.125%, 3/15/2033	138,000	145,129
		$534,459
Mortgage-Backed – 24.8%
Fannie Mae, 5.35%, 2/25/2045 (n)	$27,839	$27,839
Fannie Mae, 3.5%, 3/01/2046	25,756	23,629
Fannie Mae, 3%, 8/01/2046	26,916	23,805
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 5/01/2052	1,304,204	1,084,436
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	87,909	87,732
Fannie Mae, UMBS, 2%, 7/01/2042 - 2/01/2052	509,067	415,860
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	481,362	413,243
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2055	180,968	163,068
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	143,556	133,386
Fannie Mae, UMBS, 1.5%, 6/01/2051	79,546	59,225
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	95,918	91,237
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2054	168,442	171,174
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2055	292,155	285,336
Freddie Mac, 2.57%, 7/25/2026	69,225	68,050
Freddie Mac, 3.117%, 6/25/2027	100,000	97,922
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	399,161	350,003
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 5/01/2052	169,137	154,364
Freddie Mac, UMBS, 1.5%, 3/01/2051	35,594	26,571
Freddie Mac, UMBS, 2.5%, 1/01/2052 - 6/01/2052	82,574	67,796
Freddie Mac, UMBS, 4%, 7/01/2052 - 6/01/2055	309,838	286,201
Freddie Mac, UMBS, 4.5%, 10/01/2052	123,119	117,005
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	212,365	212,449
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,604	25,444
Freddie Mac, UMBS, 5%, 11/01/2053	90,995	88,725
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	128,421	130,230
Ginnie Mae, 4.565%, 9/20/2041	23,680	23,098
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	303,129	265,716
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	320,616	258,910
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	440,804	370,894
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	122,544	113,836
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	307,458	293,436
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	226,234	222,019
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2055	273,186	273,448
Ginnie Mae, TBA, 6%, 8/01/2055	350,000	354,689
Ginnie Mae, TBA, 6.5%, 8/01/2055	50,000	51,320
Ginnie Mae, TBA, 3.5%, 8/15/2055 - 9/22/2055	225,000	201,953
UMBS, TBA, 2%, 8/01/2040 - 9/15/2055	550,000	439,677
UMBS, TBA, 6.5%, 8/01/2055	200,000	206,282
UMBS, TBA, 3%, 8/13/2055	125,000	106,956
UMBS, TBA, 2.5%, 9/25/2055	275,000	225,395
		$8,012,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$97,040
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	85,000	87,288
		$184,328
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$70,647
Network & Telecom – 1.4%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$400,000	$406,199
Verizon Communications, Inc., 2.55%, 3/21/2031	57,000	51,052
		$457,251
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$69,262
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$142,962
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$180,772
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$105,000	$105,619
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$57,803
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	87,509
		$145,312
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$100,436
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$77,544
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	136,062
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	65,126
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	68,170
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	20,792
		$367,694
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$157,488
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,382
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,479
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	53,245
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,381
		$297,975
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$41,299
U.S. Treasury Obligations – 23.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,413,000	$1,017,581
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	141,393
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	98,734
U.S. Treasury Bonds, 4.5%, 2/15/2044	780,000	745,083
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	541,547
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	330,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.75%, 11/15/2053	$80,000	$78,097
U.S. Treasury Bonds, 4.25%, 2/15/2054	520,000	467,472
U.S. Treasury Bonds, 4.5%, 11/15/2054	150,000	140,719
U.S. Treasury Notes, 4%, 1/15/2027	125,000	124,902
U.S. Treasury Notes, 4.125%, 2/15/2027	810,000	811,107
U.S. Treasury Notes, 2.5%, 3/31/2027	850,000	829,613
U.S. Treasury Notes, 4.5%, 4/15/2027	1,170,000	1,179,689
U.S. Treasury Notes, 4.25%, 6/30/2029	1,115,000	1,128,241
		$7,634,291
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$45,536
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	119,513
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	114,399
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	77,863
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	102,821
		$460,132
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$155,392
Total Bonds		$32,043,836
Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,812,344	$1,812,344

Other Assets, Less Liabilities – (4.6)%		(1,497,651)
Net Assets – 100.0%		$32,358,529

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,812,344 and
$32,043,836, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,997,014, representing 24.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	12	$1,298,063	September – 2025	$2,290
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	703,875	September – 2025	18,899
						$21,189
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	9	$1,862,859	September – 2025	$(900)
At July 31, 2025, the fund had liquid securities with an aggregate value of $63,181 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,634,291	$—	$7,634,291
Municipal Bonds	—	184,328	—	184,328
U.S. Corporate Bonds	—	7,099,568	—	7,099,568
Residential Mortgage-Backed Securities	—	8,720,262	—	8,720,262
Commercial Mortgage-Backed Securities	—	998,959	—	998,959
Asset-Backed Securities (including CDOs)	—	4,065,847	—	4,065,847
Foreign Bonds	—	3,340,581	—	3,340,581
Investment Companies	1,812,344	—	—	1,812,344
Total	$1,812,344	$32,043,836	$—	$33,856,180
Other Financial Instruments
Futures Contracts – Assets	$21,189	$—	$—	$21,189
Futures Contracts – Liabilities	(900)	—	—	(900)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,287,229	$2,864,839	$2,339,718	$(5)	$(1)	$1,812,344

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,314	$—